CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 322	$ 173
Restricted cash	138	136
Trade receivables and other current assets	566	607
Financial instrument assets	46	60
Due from related parties	105	65
Assets held for sale	611	920
Current assets	1,788	1,961
Financial instrument assets	239	124
Equity-accounted investments	1,576	1,569
Property, plant and equipment	29,317	29,025
Goodwill	839	828
Deferred income tax assets	114	91
Other long-term assets	533	505
Total Assets	34,406	34,103
Current liabilities
Accounts payable and accrued liabilities	502	533
Financial instrument liabilities	21	27
Cash on deposit and payables due to related parties	423	101
Non-recourse borrowings	597	495
Liabilities directly associated with assets held for sale	350	533
Current liabilities	1,893	1,689
Financial instrument liabilities	145	111
Corporate borrowings	1,674	2,328
Non-recourse borrowings	8,243	7,895
Deferred income tax liabilities	4,266	4,140
Other long-term liabilities	935	734
Equity
Non-controlling interests	12,048	12,015
Preferred limited partners' equity	833	707
Limited partners' equity	4,369	4,484
Total Equity	17,250	17,206
Total Liabilities and Equity	34,406	34,103
Participating non-controlling interests - in operating subsidiaries
Equity
Non-controlling interests	8,226	8,129
Total Equity	8,226	8,129
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	65	66
Total Equity	65	66
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	3,166	3,252
Total Equity	3,166	3,252
Preferred equity
Equity
Total Equity	$ 591	$ 568